Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Product Information [Line Items]
Cash	$ 145,257	$ 277,836	$ 101,719	$ 194,590
Deferred offering costs capitalised	74,521	163,461
Impairment of long-lived assets	$ 0	0	0	0
Value added tax rate	13.00%
Employee benefits expenses	$ 99,808	$ 99,387	78,685	42,065
Anti-dilutive shares	300,000	300,000
Revenues	$ 2,278,246	$ 1,662,600	2,328,526	1,635,420
Accounts receivable	790,626	353,703	$ 194,138	$ 264,749
Ordinary shares			13,000
Diluted loss per share				$ 0
Minimum [Member]
Product Information [Line Items]
Value added tax rate			9.00%
Maximum [Member]
Product Information [Line Items]
Value added tax rate			13.00%
Revenue Benchmark [Member] | Three Customer [Member]
Product Information [Line Items]
Revenues			$ 652,478	$ 602,969
Accounts receivable			122,402	151,389
Revenue Benchmark [Member] | Two Vendors [Member]
Product Information [Line Items]
Revenues			$ 108,512	$ 87,439
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Major Customers [Member]
Product Information [Line Items]
Revenues	$ 1,227,005	$ 369,958
Concentration	53.90%	22.30%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration	10.00%		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Product Information [Line Items]
Concentration			28.00%	38.60%
Accounts receivable	$ 700,173	$ 285,276
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Vendors [Member]
Product Information [Line Items]
Revenues	$ 91,800	$ 134,457
Concentration	69.10%	68.20%	73.60%	86.40%